Intangible Assets - Schedule (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Acquired Finite Lived Intangible Assets [Line Items]
Net Book Value	$ 20,913	$ 22,318
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Balance - Cost	41,851	41,851
Balance - Accumulated amortization	(20,938)	(19,533)
Additions - Cost	0
Additions - Accumulated amortization	(1,405)
Net Book Value	20,913	$ 22,318
Net Book Value - Additions	$ (1,405)